Note 10 - Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2009
Note 10 - Property and Equipment, Net (Details) [Line Items]
Depreciation	$ 3,464,000	$ 3,707,000	$ 3,520,000
Real Estate Investment Property, at Cost				8,918,000
Deferred Gain on Sale of Property	129,000
Intelligent E-Commerce Group [Member]
Note 10 - Property and Equipment, Net (Details) [Line Items]
Asset Impairment Charges		$ 462,000